Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2017	Dec. 31, 2016
Class A Subordinate Voting
Common shares issued (in shares)	87,067,604	77,030,952
Common shares outstanding (in shares)	87,067,604	77,030,952
Class B Multiple Voting
Common shares issued (in shares)	12,810,084	12,374,528
Common shares outstanding (in shares)	12,810,084	12,374,528